Income taxes - Components of income tax expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Major components of income tax expense
Current period		₨ 75,347	₨ 74,583	₨ 30,822
Current income tax expenses		75,347	74,583	30,822
Origination and reversal of temporary differences		(10,865)	(17,696)	10,165
Current year losses for which deferred tax is recognised		(16,645)
Deferred tax expense /(benefit)		(27,510)	(17,696)	10,165
Total income tax expense	$ 692	₨ 47,837	₨ 56,887	₨ 40,987